CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON - Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2019
Veon Ltd.
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets, actual	58.00%	22.00%
Global Telecom Holding S.A.E
Condensed Financial Statements, Captions [Line Items]
Percentage of voting equity interests acquired	41.00%		40.55%